UNSECURED DEBT AND CROSS CURRENCY INTEREST RATE SWAPS - 2030 Debentures (Details) $ in Thousands, $ in Millions	Dec. 18, 2020 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Principal issued and outstanding		$ 2,434,136	$ 2,185,949
2030 Debentures
Disclosure of detailed information about borrowings [line items]
Principal issued and outstanding		$ 500,000	$ 500,000
2030 Debentures | Granite LP
Disclosure of detailed information about borrowings [line items]
Principal issued and outstanding	$ 500.0
Interest rate	2.378%
Deferred financing costs	$ 3.0
Redemption percentage	100.00%
Redemption spread (in percent)	39.50%
Redemption period of debentures	3 months